Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	PACIFIC LIFE FUNDS
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Nov 30, 2012
Document Effective Date	Nov 30, 2012
Prospectus Date	Jul 1, 2012

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$222	$222	$172
3 years	$993	$698	$698	$546
5 years	$1,331	$1,213	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.86%
Expense Reimbursement[2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	2.22%	2.22%	1.72%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$725	$325	$175
3 years	$1,004	$1,109	$709	$557
5 years	$1,352	$1,434	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$225	$225	$175
3 years	$1,004	$709	$709	$557
5 years	$1,352	$1,234	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate Fund: Short Sale Risk is deleted from the Principal risks from holdings in Underlying Funds subsection and the following is added:

•

High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

PL Portfolio Optimization Aggressive Fund: The following is added to the Principal risks from holdings in Underlying Funds subsection:

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Short Duration Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.40%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement	(0.38%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$62
3 years	$195
5 years	$430
10 years	$1,103

PL Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.50%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement	(0.36%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$62
3 years	$201
5 years	$442
10 years	$1,135

PL Strategic Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.60%
Distribution (12b-1) Service Fees	0.00%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.35%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$87
3 years	$271
5 years	$553
10 years	$1,356

PL Floating Rate Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.65%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Expense Reimbursement	(0.28%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$83
3 years	$264
5 years	$520
10 years	$1,254

PL High Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.60%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	(0.47%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$82
3 years	$255
5 years	$554
10 years	$1,402

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$222	$222	$172
3 years	$993	$698	$698	$546
5 years	$1,331	$1,213	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.86%
Expense Reimbursement[2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	2.22%	2.22%	1.72%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$725	$325	$175
3 years	$1,004	$1,109	$709	$557
5 years	$1,352	$1,434	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$225	$225	$175
3 years	$1,004	$709	$709	$557
5 years	$1,352	$1,234	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.

PL Portfolio Optimization Moderate Fund: Short Sale Risk is deleted from the Principal risks from holdings in Underlying Funds subsection and the following is added:

•

High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

PL Portfolio Optimization Aggressive Fund: The following is added to the Principal risks from holdings in Underlying Funds subsection:

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Short Duration Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.40%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement	(0.38%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$62
3 years	$195
5 years	$430
10 years	$1,103

PL Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.50%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement	(0.36%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$62
3 years	$201
5 years	$442
10 years	$1,135

PL Strategic Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.60%
Distribution (12b-1) Service Fees	0.00%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.35%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$87
3 years	$271
5 years	$553
10 years	$1,356

PL Floating Rate Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.65%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Expense Reimbursement	(0.28%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$83
3 years	$264
5 years	$520
10 years	$1,254

PL High Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.60%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	(0.47%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$82
3 years	$255
5 years	$554
10 years	$1,402

PL Portfolio Optimization Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.43%	2.18%	2.18%	1.68%
Expense Reimbursement[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.55%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$708	$308	$158
3 years	$953	$1,056	$656	$504
5 years	$1,265	$1,345	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$675	$208	$208	$158
3 years	$953	$656	$656	$504
5 years	$1,265	$1,145	$1,145	$888
10 years	$2,147	$2,302	$2,492	$1,965

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Conservative Fund: Mid-Capitalization Companies Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
1 year	rr_ExpenseExampleYear01	675
3 years	rr_ExpenseExampleYear03	953
5 years	rr_ExpenseExampleYear05	1,265
10 years	rr_ExpenseExampleYear10	2,147
1 year	rr_ExpenseExampleNoRedemptionYear01	675
3 years	rr_ExpenseExampleNoRedemptionYear03	953
5 years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 years	rr_ExpenseExampleNoRedemptionYear10	2,147
PL Portfolio Optimization Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[1]
1 year	rr_ExpenseExampleYear01	708
3 years	rr_ExpenseExampleYear03	1,056
5 years	rr_ExpenseExampleYear05	1,345
10 years	rr_ExpenseExampleYear10	2,302
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	656
5 years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 years	rr_ExpenseExampleNoRedemptionYear10	2,302
PL Portfolio Optimization Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[1]
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	656
5 years	rr_ExpenseExampleYear05	1,145
10 years	rr_ExpenseExampleYear10	2,492
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	656
5 years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 years	rr_ExpenseExampleNoRedemptionYear10	2,492
PL Portfolio Optimization Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
1 year	rr_ExpenseExampleYear01	158
3 years	rr_ExpenseExampleYear03	504
5 years	rr_ExpenseExampleYear05	888
10 years	rr_ExpenseExampleYear10	1,965
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	504
5 years	rr_ExpenseExampleNoRedemptionYear05	888
10 years	rr_ExpenseExampleNoRedemptionYear10	1,965
PL Portfolio Optimization Moderate-Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.28%	0.28%	0.28%	0.28%
Acquired Funds Fees and Expenses	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	1.48%	2.23%	2.23%	1.73%
Expense Reimbursement[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.35%	2.10%	2.10%	1.60%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$713	$313	$163
3 years	$967	$1,072	$672	$519
5 years	$1,290	$1,371	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$680	$213	$213	$163
3 years	$967	$672	$672	$519
5 years	$1,290	$1,171	$1,171	$914
10 years	$2,200	$2,354	$2,544	$2,019

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

		PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

		PL Portfolio Optimization Moderate-Conservative Fund: Inflation-Indexed Debt Securities Risk and Short Sale Risk are deleted from the Principal risks from holdings in Underlying Funds subsection.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Moderate-Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[1]
1 year	rr_ExpenseExampleYear01	680
3 years	rr_ExpenseExampleYear03	967
5 years	rr_ExpenseExampleYear05	1,290
10 years	rr_ExpenseExampleYear10	2,200
1 year	rr_ExpenseExampleNoRedemptionYear01	680
3 years	rr_ExpenseExampleNoRedemptionYear03	967
5 years	rr_ExpenseExampleNoRedemptionYear05	1,290
10 years	rr_ExpenseExampleNoRedemptionYear10	2,200
PL Portfolio Optimization Moderate-Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[1]
1 year	rr_ExpenseExampleYear01	713
3 years	rr_ExpenseExampleYear03	1,072
5 years	rr_ExpenseExampleYear05	1,371
10 years	rr_ExpenseExampleYear10	2,354
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	672
5 years	rr_ExpenseExampleNoRedemptionYear05	1,171
10 years	rr_ExpenseExampleNoRedemptionYear10	2,354
PL Portfolio Optimization Moderate-Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[1]
1 year	rr_ExpenseExampleYear01	313
3 years	rr_ExpenseExampleYear03	672
5 years	rr_ExpenseExampleYear05	1,171
10 years	rr_ExpenseExampleYear10	2,544
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	672
5 years	rr_ExpenseExampleNoRedemptionYear05	1,171
10 years	rr_ExpenseExampleNoRedemptionYear10	2,544
PL Portfolio Optimization Moderate-Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[1]
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	519
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	2,019
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	519
5 years	rr_ExpenseExampleNoRedemptionYear05	914
10 years	rr_ExpenseExampleNoRedemptionYear10	2,019
PL Portfolio Optimization Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	1.52%	2.27%	2.27%	1.77%
Expense Reimbursement[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.40%	2.15%	2.15%	1.65%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$718	$318	$168
3 years	$981	$1,086	$686	$533
5 years	$1,311	$1,393	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$685	$218	$218	$168
3 years	$981	$686	$686	$533
5 years	$1,311	$1,193	$1,193	$936
10 years	$2,243	$2,397	$2,586	$2,063

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Moderate Fund: Short Sale Risk is deleted from the Principal risks from holdings in Underlying Funds subsection and the following is added:

•

High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Moderate Fund: Short Sale Risk is deleted from the Principal risks from holdings in Underlying Funds subsection and the following is added:

•

High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Moderate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	981
5 years	rr_ExpenseExampleYear05	1,311
10 years	rr_ExpenseExampleYear10	2,243
1 year	rr_ExpenseExampleNoRedemptionYear01	685
3 years	rr_ExpenseExampleNoRedemptionYear03	981
5 years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 years	rr_ExpenseExampleNoRedemptionYear10	2,243
PL Portfolio Optimization Moderate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[1]
1 year	rr_ExpenseExampleYear01	718
3 years	rr_ExpenseExampleYear03	1,086
5 years	rr_ExpenseExampleYear05	1,393
10 years	rr_ExpenseExampleYear10	2,397
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	686
5 years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 years	rr_ExpenseExampleNoRedemptionYear10	2,397
PL Portfolio Optimization Moderate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[1]
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	686
5 years	rr_ExpenseExampleYear05	1,193
10 years	rr_ExpenseExampleYear10	2,586
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	686
5 years	rr_ExpenseExampleNoRedemptionYear05	1,193
10 years	rr_ExpenseExampleNoRedemptionYear10	2,586
PL Portfolio Optimization Moderate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[1]
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	533
5 years	rr_ExpenseExampleYear05	936
10 years	rr_ExpenseExampleYear10	2,063
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	533
5 years	rr_ExpenseExampleNoRedemptionYear05	936
10 years	rr_ExpenseExampleNoRedemptionYear10	2,063
PL Portfolio Optimization Moderate-Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.27%	0.27%	0.27%	0.27%
Acquired Funds Fees and Expenses	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.81%
Expense Reimbursement[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.44%	2.19%	2.19%	1.69%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$722	$322	$172
3 years	$993	$1,098	$698	$546
5 years	$1,331	$1,413	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$689	$222	$222	$172
3 years	$993	$698	$698	$546
5 years	$1,331	$1,213	$1,213	$957
10 years	$2,285	$2,439	$2,627	$2,106

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Moderate-Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.44%	[1]
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	993
5 years	rr_ExpenseExampleYear05	1,331
10 years	rr_ExpenseExampleYear10	2,285
1 year	rr_ExpenseExampleNoRedemptionYear01	689
3 years	rr_ExpenseExampleNoRedemptionYear03	993
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	2,285
PL Portfolio Optimization Moderate-Aggressive Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.19%	[1]
1 year	rr_ExpenseExampleYear01	722
3 years	rr_ExpenseExampleYear03	1,098
5 years	rr_ExpenseExampleYear05	1,413
10 years	rr_ExpenseExampleYear10	2,439
1 year	rr_ExpenseExampleNoRedemptionYear01	222
3 years	rr_ExpenseExampleNoRedemptionYear03	698
5 years	rr_ExpenseExampleNoRedemptionYear05	1,213
10 years	rr_ExpenseExampleNoRedemptionYear10	2,439
PL Portfolio Optimization Moderate-Aggressive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.19%	[1]
1 year	rr_ExpenseExampleYear01	322
3 years	rr_ExpenseExampleYear03	698
5 years	rr_ExpenseExampleYear05	1,213
10 years	rr_ExpenseExampleYear10	2,627
1 year	rr_ExpenseExampleNoRedemptionYear01	222
3 years	rr_ExpenseExampleNoRedemptionYear03	698
5 years	rr_ExpenseExampleNoRedemptionYear05	1,213
10 years	rr_ExpenseExampleNoRedemptionYear10	2,627
PL Portfolio Optimization Moderate-Aggressive Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.69%	[1]
1 year	rr_ExpenseExampleYear01	172
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	957
10 years	rr_ExpenseExampleYear10	2,106
1 year	rr_ExpenseExampleNoRedemptionYear01	172
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	957
10 years	rr_ExpenseExampleNoRedemptionYear10	2,106
PL Portfolio Optimization Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (the "PL Portfolio Optimization Funds"):

Each PL Portfolio Optimization Fund's Annual fund operating expenses table and expense Examples are replaced with the following:

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	B	C	R
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.29%	0.29%	0.29%	0.29%
Acquired Funds Fees and Expenses	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.86%
Expense Reimbursement[2]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.47%	2.22%	2.22%	1.72%

[1]	The expense information has been restated to reflect current fees.
[2]

The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Your expenses (in dollars) if you SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$725	$325	$175
3 years	$1,004	$1,109	$709	$557
5 years	$1,352	$1,434	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
	Share Class
	A	B	C	R
1 year	$691	$225	$225	$175
3 years	$1,004	$709	$709	$557
5 years	$1,352	$1,234	$1,234	$979
10 years	$2,333	$2,487	$2,674	$2,156

The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Aggressive Fund: The following is added to the Principal risks from holdings in Underlying Funds subsection:

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The second sentence of the second paragraph of each PL Portfolio Optimization Fund's Principal investment strategies subsection is replaced with the following:

Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or non-traditional investment strategies generally are expected to have low to moderate correlation to traditional equity and fixed income investments and, as a result, may offer diversification benefits.

In the same subsection, the following is added as the fourth paragraph:

The portion of the fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:

•	Forward foreign currency contracts;
•	Foreign currency options;
•	High yield debt securities;
•	Swaps (such as interest rate, cross-currency, total return and credit default swaps);
•	Futures on securities, indexes, currencies and other investments; and
•	Precious metals-related equity securities.

In the same subsection, the first sentence of the current fourth paragraph is replaced with the following:

The fund may also, at any time invest in Underlying Funds that hold other debt or equity securities or other instruments.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is added to each PL Portfolio Optimization Fund's Principal risks from holdings in Underlying Funds subsection:

•

Correlation Risk: While the performance of an Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Underlying Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Underlying Fund's performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Underlying Fund.

•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

•

Short Exposure Risk: When a fund takes a short position using derivative instruments in anticipation of a decline in the market price (i.e., spot price or spot rate) of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price for future delivery (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, it is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Short positions also may expose the fund to leverage risk.

PL Portfolio Optimization Aggressive Fund: The following is added to the Principal risks from holdings in Underlying Funds subsection:

•

U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified fund. This increases potential price volatility and the risk that its value could go down because of the poor performance of a single investment or a small number of investments.

PL Portfolio Optimization Aggressive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.47%	[1]
1 year	rr_ExpenseExampleYear01	691
3 years	rr_ExpenseExampleYear03	1,004
5 years	rr_ExpenseExampleYear05	1,352
10 years	rr_ExpenseExampleYear10	2,333
1 year	rr_ExpenseExampleNoRedemptionYear01	691
3 years	rr_ExpenseExampleNoRedemptionYear03	1,004
5 years	rr_ExpenseExampleNoRedemptionYear05	1,352
10 years	rr_ExpenseExampleNoRedemptionYear10	2,333
PL Portfolio Optimization Aggressive Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.22%	[1]
1 year	rr_ExpenseExampleYear01	725
3 years	rr_ExpenseExampleYear03	1,109
5 years	rr_ExpenseExampleYear05	1,434
10 years	rr_ExpenseExampleYear10	2,487
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	709
5 years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 years	rr_ExpenseExampleNoRedemptionYear10	2,487
PL Portfolio Optimization Aggressive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.22%	[1]
1 year	rr_ExpenseExampleYear01	325
3 years	rr_ExpenseExampleYear03	709
5 years	rr_ExpenseExampleYear05	1,234
10 years	rr_ExpenseExampleYear10	2,674
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	709
5 years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 years	rr_ExpenseExampleNoRedemptionYear10	2,674
PL Portfolio Optimization Aggressive Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[1]
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	557
5 years	rr_ExpenseExampleYear05	979
10 years	rr_ExpenseExampleYear10	2,156
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	557
5 years	rr_ExpenseExampleNoRedemptionYear05	979
10 years	rr_ExpenseExampleNoRedemptionYear10	2,156
PL Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Short Duration Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.40%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement	(0.38%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.61%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$62
3 years	$195
5 years	$430
10 years	$1,103

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period
PL Short Duration Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	430
10 years	rr_ExpenseExampleYear10	1,103
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	195
5 years	rr_ExpenseExampleNoRedemptionYear05	430
10 years	rr_ExpenseExampleNoRedemptionYear10	1,103
PL Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.50%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement	(0.36%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$62
3 years	$201
5 years	$442
10 years	$1,135

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period
PL Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	201
5 years	rr_ExpenseExampleYear05	442
10 years	rr_ExpenseExampleYear10	1,135
1 year	rr_ExpenseExampleNoRedemptionYear01	62
3 years	rr_ExpenseExampleNoRedemptionYear03	201
5 years	rr_ExpenseExampleNoRedemptionYear05	442
10 years	rr_ExpenseExampleNoRedemptionYear10	1,135
PL Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Strategic Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.60%
Distribution (12b-1) Service Fees	0.00%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.20%
Expense Reimbursement	(0.35%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$87
3 years	$271
5 years	$553
10 years	$1,356

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period
PL Strategic Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	553
10 years	rr_ExpenseExampleYear10	1,356
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	553
10 years	rr_ExpenseExampleNoRedemptionYear10	1,356
PL Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL Floating Rate Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.65%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%
Expense Reimbursement	(0.28%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$83
3 years	$264
5 years	$520
10 years	$1,254

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period
PL Floating Rate Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	264
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,254
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	264
5 years	rr_ExpenseExampleNoRedemptionYear05	520
10 years	rr_ExpenseExampleNoRedemptionYear10	1,254
PL High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf4_SupplementTextBlock

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR SHARES DATED JULY 1, 2012

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated July 1, 2012 as supplemented September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of commencement of operations for the PL Currency Strategies Fund, PL Absolute Global Return Fund, and PL Precious Metals Fund (expected to be December 7, 2012), unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, and PL High Income Fund:

Effective October 1, 2012, the Advisor Class Service Plan was terminated and the related 0.25% service fee imposed under that plan was eliminated. All references and information relating to the Advisor Class Service Plan were deleted. For each Fund, the Advisor Share Class column in the Annual fund operating expenses table and expense Examples ("Fee Tables") was updated with the below. All other information in the Fee Tables, including related footnotes, has not changed.

PL High Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Advisor
Management Fee	0.60%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	(0.47%	)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%

Your expenses (in dollars) if you SELL or DON'T SELL your shares at the end of each period
Share Class
Advisor
1 year	$82
3 years	$255
5 years	$554
10 years	$1,402

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON'T SELL your shares at the end of each period
PL High Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	1,402
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	554
10 years	rr_ExpenseExampleNoRedemptionYear10	1,402

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2023. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2012